UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Victor Fernandez
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Victor Fernandez	Naples, Florida	 	May 13, 2011

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $1,659,731 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alere Inc.                     COM              01449J105    44149  1127986 SH       DEFINED 01              97750  1030236
Ameristar Casinos Inc.         COM              03070Q101    10581   596132 SH       DEFINED 01                      596132
AutoNation Inc.                COM              05329W102    25899   732236 SH       DEFINED 01                      732236
Avid Technology Inc.           COM              05367P100    29309  1314311 SH       DEFINED 01               7325  1306986
Bank of Hawaii Corp.           COM              062540109    14995   313581 SH       DEFINED 01               2100   311481
Bio-Rad Laboratories Inc. CL A COM              090572207     4242    35307 SH       DEFINED 01                       35307
Black Hills Corp.              COM              092113109    17929   536147 SH       DEFINED 01              17500   518647
Brookline Bancorp Inc.         COM              11373M107     2341   222318 SH       DEFINED 01                      222318
CA Technologies                COM              12673P105   108990  4507452 SH       DEFINED 01             295907  4211545
CapitalSource Inc.             COM              14055X102     1091   154901 SH       DEFINED 01             154901
Cisco Systems Inc.             COM              17275R102    25316  1476150 SH       DEFINED 01             117350  1358800
Consolidated Graphics Inc      COM              209341106     3112    56974 SH       DEFINED 01               3465    53509
CoreLogic Inc.                 COM              21871D103    28778  1555556 SH       DEFINED 01              25625  1529931
Covidien plc                   COM              G2554F113    34568   665537 SH       DEFINED 01              21600   643937
DHT Holdings, Inc.             COM              Y2065G105     1817   377754 SH       DEFINED 01             377754
Dover Downs Gaming & Entmt.    COM              260095104     6575  1831413 SH       DEFINED 01                     1831413
Dundee Corp. CL A              COM              264901109    31131  1200237 SH       DEFINED 01              48800  1151437
EZCorp, Inc.                   COM              302301106    41918  1335397 SH       DEFINED 01              48950  1286447
Eastman Kodak Co.              COM              277461109    20114  6227273 SH       DEFINED 01             317645  5909628
Electro Rent Corp.             COM              285218103    10585   616102 SH       DEFINED 01             196098   420004
First Defiance Financial Corp. COM              32006W106      969    67576 SH       DEFINED 01                       67576
First Financial Holdings Inc.  COM              320239106     3358   296931 SH       DEFINED 01                      296931
Glacier Bancorp Inc.           COM              37637Q105     3183   211526 SH       DEFINED 01                      211526
Global Cash Access Hldgs Inc   COM              378967103     4928  1507166 SH       DEFINED 01             588700   918466
Golar LNG Limited              COM              G9456A100    38564  1507573 SH       DEFINED 01             156500  1351073
H&R Block, Inc.                COM              093671105    29326  1751828 SH       DEFINED 01              58400  1693428
Health Management Assoc. Inc.  COM              421933102    50970  4676135 SH       DEFINED 01             320238  4355897
Hewlett-Packard Co.            COM              428236103    58772  1434511 SH       DEFINED 01              81126  1353385
IShares S&P 500 Value          COM              464287408      239     3775 SH       DEFINED 01                        3775
Imation Corp.                  COM              45245A107    17966  1612764 SH       DEFINED 01                     1612764
Independent Bank Corp.-MA      COM              453836108     5240   194015 SH       DEFINED 01               1200   192815
International Business Machine COM              459200101     1649    10114 SH       DEFINED 01                       10114
International Game Technology  COM              459902102    24054  1482044 SH       DEFINED 01              45975  1436069
John Wiley & Sons Inc. CL A    COM              968223206    20686   406885 SH       DEFINED 01              15125   391760
Marcus Corp.                   COM              566330106    11962  1097463 SH       DEFINED 01              50287  1047176
Mentor Graphics Corp.          COM              587200106    56175  3839737 SH       DEFINED 01             363007  3476730
Mine Safety Appliances Co.     COM              602720104    26328   717960 SH       DEFINED 01              26475   691485
Motorola Mobility Holdings Inc COM              620097105    22915   939134 SH       DEFINED 01              84571   854563
Motorola Solutions, Inc.       COM              620076307    40172   898898 SH       DEFINED 01              55052   843846
National Financial Partners Co COM              63607p208     3730   252883 SH       DEFINED 01                      252883
National Fuel Gas Co.          COM              636180101    11474   155055 SH       DEFINED 01               9800   145255
Noble Corporation              COM              H5833N103    31251   685025 SH       DEFINED 01              21050   663975
Northern Trust Corp.           COM              665859104    18827   370967 SH       DEFINED 01              17350   353617
Novellus Systems Inc.          COM              670008101    35406   953571 SH       DEFINED 01              60165   893406
Nu Skin Enterprises Inc.       COM              67018T105    21042   731912 SH       DEFINED 01              80875   651037
OceanFirst Financial Corp.     COM              675234108     1302    93312 SH       DEFINED 01               4300    89012
Oppenheimer Holdings Inc.      COM              683797104    22390   668172 SH       DEFINED 01              49700   618472
Pope Resources LP              COM              732857107     9849   210673 SH       DEFINED 01              42163   168510
Prestige Brands Holdings, Inc. COM              74112D101    18573  1615040 SH       DEFINED 01              44704  1570336
Progress Software Corp.        COM              743312100     8352   287101 SH       DEFINED 01                      287101
Provident New York Bancorp     COM              744028101     1272   123250 SH       DEFINED 01                      123250
Qualcomm Inc.                  COM              747525103    47013   857435 SH       DEFINED 01              88525   768910
Quantum Corp.                  COM              747906204    44526 17669156 SH       DEFINED 01            1482540 16186616
Raymond James Financial Inc.   COM              754730109    42489  1111126 SH       DEFINED 01              33525  1077601
SAIC, Inc.                     COM              78390X101    20869  1233375 SH       DEFINED 01              30900  1202475
Suffolk Bancorp                COM              864739107     2771   132100 SH       DEFINED 01               2325   129775
Swift Energy Company           COM              870738101    23884   559611 SH       DEFINED 01              13800   545811
Symantec Corp.                 COM              871503108    76940  4149934 SH       DEFINED 01             409793  3740141
TF Financial Corp.             COM              872391107      726    34868 SH       DEFINED 01                       34868
Tibco Software Inc.            COM              88632Q103    16316   598757 SH       DEFINED 01                      598757
Triumph Group Inc.             COM              896818101    13042   147456 SH       DEFINED 01              15650   131806
UTi Worldwide Inc.             COM              G87210103    19662   974818 SH       DEFINED 01              19200   955618
Ultra Petroleum Corp.          COM              903914109    34647   703492 SH       DEFINED 01              22050   681442
Universal Health Services Inc. COM              913903100    51433  1040948 SH       DEFINED 01              65847   975101
Valeant Pharmaceuticals Intern COM              91911K102    70400  1413377 SH       DEFINED 01              45450  1367927
WSFS Financial Corp.           COM              929328102     3005    63811 SH       DEFINED 01                       63811
Wal-Mart Stores, Inc.          COM              931142103    30813   591993 SH       DEFINED 01               6200   585793
Warner Chilcott PLC            COM              G94368100    42996  1848480 SH       DEFINED 01             173950  1674530
Willis Group Holdings PLC      COM              G96666105    24836   615368 SH       DEFINED 01              18125   597243
Zimmer Holdings Inc            COM              98956P102    27979   462227 SH       DEFINED 01              14450   447777
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204      877     3185 SH       DEFINED 01               3185